Quarterly Holdings Report
for
Fidelity® Series Canada Fund
July 31, 2026
SAD-NPRT3-0926
1.9883885.108
Common Stocks - 99.3%
	Shares	Value ($)
BRAZIL - 2.8%
Materials - 2.8%
Metals & Mining - 2.8%
Wheaton Precious Metals Corp	2,554,914	277,899,409
CANADA - 91.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Quebecor Inc Multiple Voting Shares	1,782,909	88,302,865
Consumer Discretionary - 6.6%
Broadline Retail - 3.4%
Dollarama Inc	2,478,865	337,688,661
Hotels, Restaurants & Leisure - 1.5%
Restaurant Brands International Inc (a)	1,995,677	147,599,095
Specialty Retail - 1.7%
Aritzia Inc Subordinate Voting Shares (d)	581,816	57,972,008
Diversified Royalty Corp (e)	11,422,561	36,992,850
KITS Eyecare Ltd (a)(d)	1,327,293	12,318,067
Pet Valu Holdings Ltd (e)	4,863,752	68,106,753
		175,389,678
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (d)	924,632	8,264,535
TOTAL CONSUMER DISCRETIONARY		668,941,969
Consumer Staples - 7.4%
Beverages - 0.0%
GURU Organic Energy Corp (d)	1,034,334	2,789,016
Consumer Staples Distribution & Retail - 7.0%
Alimentation Couche-Tard Inc	6,903,484	448,183,528
Metro Inc/CN	2,956,136	196,492,316
North West Co Inc/The	1,694,841	61,477,807
		706,153,651
Personal Care Products - 0.4%
Jamieson Wellness Inc (b)(c)	1,234,694	36,419,444
TOTAL CONSUMER STAPLES		745,362,111
Energy - 17.0%
Energy Equipment & Services - 0.9%
Pason Systems Inc (e)	4,823,374	42,664,934
TerraVest Industries Inc	551,018	44,899,801
		87,564,735
Oil, Gas & Consumable Fuels - 16.1%
Cameco Corp	814,137	70,260,223
Canadian Natural Resources Ltd	11,391,018	542,634,506
Imperial Oil Ltd	1,272,272	164,950,199
PrairieSky Royalty Ltd (a)	8,885,680	219,757,125
South Bow Corp (a)	5,354,006	198,524,259
Suncor Energy Inc	6,392,216	429,263,626
		1,625,389,938
TOTAL ENERGY		1,712,954,673
Financials - 33.9%
Banks - 21.7%
Bank of Montreal (a)	3,221,307	577,852,175
National Bank of Canada	2,468,254	399,241,427
Royal Bank of Canada	2,578,337	539,651,075
Toronto Dominion Bank	5,562,511	666,779,148
		2,183,523,825
Capital Markets - 4.6%
Brookfield Asset Management Ltd Class A (a)	3,077,809	148,879,144
Brookfield Corp Class A	4,160,390	176,820,656
TMX Group Ltd	3,938,933	143,974,695
		469,674,495
Insurance - 7.6%
Definity Financial Corp	3,729,156	212,893,216
Intact Financial Corp	1,328,541	260,855,948
Sun Life Financial Inc (a)	3,469,108	287,828,192
		761,577,356
TOTAL FINANCIALS		3,414,775,676
Health Care - 0.4%
Pharmaceuticals - 0.4%
Apotex Health Corp (a)	1,528,700	39,911,845
Industrials - 9.0%
Commercial Services & Supplies - 0.6%
BOYD GROUP SERVICES INC	644,126	66,583,656
Ground Transportation - 5.8%
Canadian National Railway Co	1,067,744	135,767,285
Canadian Pacific Kansas City Ltd	5,060,892	449,536,165
		585,303,450
Professional Services - 2.6%
Thomson Reuters Corp (a)	2,630,217	258,021,501
TOTAL INDUSTRIALS		909,908,607
Information Technology - 6.9%
IT Services - 3.9%
Shopify Inc Class A (d)	3,282,176	384,397,515
Software - 3.0%
ApplyBoard Inc (d)(f)(g)	10,248	29,924
ApplyBoard Inc non-voting shares (d)(f)(g)	2,527	7,379
Constellation Software Inc/Canada	143,109	306,562,682
		306,599,985
TOTAL INFORMATION TECHNOLOGY		690,997,500
Materials - 8.9%
Containers & Packaging - 0.9%
CCL Industries Inc Class A	140,800	9,335,778
CCL Industries Inc Class B	1,199,544	79,536,052
		88,871,830
Metals & Mining - 7.6%
Agnico Eagle Mines Ltd/CA	1,300,386	188,789,499
Franco-Nevada Corp	2,096,596	446,045,434
G Mining Ventures Corp (d)	764,995	23,317,927
G Mining Ventures Corp rights (d)(f)	136,450	132,906
Hemlo Mining Corp (d)(e)	19,039,733	68,995,858
Mining Americas Inc (d)	3,030,508	9,663,210
Mining Americas Inc warrants (d)	1,752,300	891,011
Triple Flag Precious Metals Corp (a)	1,093,389	31,409,049
		769,244,894
Paper & Forest Products - 0.4%
Stella-Jones Inc	699,040	38,566,005
TOTAL MATERIALS		896,682,729
TOTAL CANADA		9,167,837,975
CHILE - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
Lundin Mining Corp	5,225,649	129,387,792
UNITED STATES - 3.5%
Consumer Discretionary - 0.6%
Leisure Products - 0.6%
BRP Inc Subordinate Voting Shares (a)	1,045,744	64,616,289
Industrials - 2.9%
Commercial Services & Supplies - 2.9%
GFL Environmental Inc Subordinate Voting Shares (a)	7,045,482	290,946,216
TOTAL UNITED STATES		355,562,505
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (d)	2,712,712	75,197,766
TOTAL COMMON STOCKS (Cost $6,250,401,372)		10,005,885,447

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (d)(f)(g)	759	6,400,420
Valsoft Corp Series A-1.3 (d)(f)(g)	269	2,268,396
Valsoft Corp Series A-1.4 (d)(f)(g)	347	2,926,147

TOTAL CANADA		11,594,963
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,128,065)		11,594,963

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
ApplyBoard Inc Series A1 (d)(f)(g)	12,606	37,188
ApplyBoard Inc Series A2 (d)(f)(g)	9,868	29,209
ApplyBoard Inc Series A3 (d)(f)(g)	563	1,671
ApplyBoard Inc Series D (d)(f)(g)	27,521	177,786
ApplyBoard Inc Series SEED (d)(f)(g)	3,768	11,040

TOTAL CANADA		256,894
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,705,692)		256,894

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (h)(i) (Cost $601,429,531)	3.72	601,369,394	601,429,531

Purchased Options - 0.0%
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount($)(a)	Exercise Price ($)(a)	Expiration Date	Value ($)
Put Options
Aritzia Inc Subordinate Voting Shares	Montreal Exchange Inc	4,500	CAD 62,856,000	CAD 135	9/2026	2,022,328

						2,022,328
TOTAL PURCHASED OPTIONS (Cost $2,097,634)						2,022,328

TOTAL INVESTMENT IN SECURITIES - 105.4% (Cost $6,874,762,294)	10,621,189,163
NET OTHER ASSETS (LIABILITIES) - (5.4)%	(548,768,399)
NET ASSETS - 100.0%	10,072,420,764

Currency Abbreviations
CAD	-	Canadian Dollar

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,419,444 or 0.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $36,419,444 or 0.4% of net assets.

(d)	Non-income producing.
(e)	Affiliated company.
(f)	Level 3 security.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,889,160 or 0.1% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard Inc	6/4/2021 - 6/30/2021	524,313

ApplyBoard Inc non-voting shares	6/30/2021	269,861

ApplyBoard Inc Series A1	6/4/2021	816,255

ApplyBoard Inc Series A2	6/4/2021	638,966

ApplyBoard Inc Series A3	6/4/2021	36,455

ApplyBoard Inc Series D	6/4/2021	2,970,033

ApplyBoard Inc Series SEED	6/4/2021	243,983

Valsoft Corp Series A-1.2	3/14/2025	8,890,706

Valsoft Corp Series A-1.3	3/17/2025	2,670,328

Valsoft Corp Series A-1.4	3/17/2025	4,567,031

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	13,247,920	878,140,103	891,387,361	412,882	(662)	-	-	-
Fidelity Securities Lending Cash Central Fund	288,791,439	8,061,262,642	7,748,657,775	3,217,837	33,225	-	601,429,531	601,369,394
	302,039,359	8,939,402,745	8,640,045,136	3,630,719	32,563	-	601,429,531

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Diversified Royalty Corp	29,397,626	57,624	1,724,347	1,548,228	407,313	8,854,634	36,992,850	11,422,561
Dye & Durham Ltd	17,622,429	-	5,012,387	-	(45,131,192)	32,521,150	-	-
Hemlo Mining Corp	-	45,734,066	1,562,759	-	761,240	24,063,311	68,995,858	19,039,733
Pason Systems Inc	35,781,412	8,452,665	2,764,703	1,108,167	(364,334)	1,559,894	42,664,934	4,823,374
Pet Valu Holdings Ltd	76,708,624	38,537,696	5,461,058	1,018,165	(1,776,668)	(39,901,841)	68,106,753	4,863,752
Total	159,510,091	92,782,051	16,525,254	3,674,560	(46,103,641)	27,097,148	216,760,395

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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